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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                      	Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Oak Ridge Large Cap Growth Fund
          Schedule of Investments  2/28/06 (unaudited)

Shares                                                       Value
          COMMON STOCKS - 93.9 %
          Energy - 3.8 %
          Oil & Gas Exploration & Production - 3.8 %
268,955   Apache Corp.                                    $17,998,469
449,380   XTO Energy, Inc.                                 18,824,528
                                                          $36,822,997
          Total Energy                                    $36,822,997
          Capital Goods - 13.7 %
          Aerospace & Defense - 4.2 %
251,250   L-3 Communications Holdings, Inc.               $20,881,388
340,050   United Technologies Corp.                        19,892,925
                                                          $40,774,313
          Electrical Component & Equipment - 2.4 %
334,875   Rockwell International Corp.                    $22,828,429
          Industrial Conglomerates - 3.2 %
950,140   General Electric Co.                            $31,231,102
          Industrial Machinery - 3.9 %
307,075   Danaher Corp. (b)                               $18,602,604
453,000   Ingersoll-Rand Co.                               18,586,590
                                                          $37,189,194
          Total Capital Goods                             $132,023,038
          Transportation - 3.0 %
          Air Freight & Couriers - 3.0 %
268,955   FedEx Corp.                                     $28,842,734
          Total Transportation                            $28,842,734
          Consumer Durables & Apparel - 2.2 %
          Apparel, Accessories & Luxury Goods - 2.2 %
581,700   Coach, Inc. *                                   $20,778,324
          Total Consumer Durables & Apparel               $20,778,324
          Consumer Services - 2.8 %
          Hotels, Resorts & Cruise Lines - 2.8 %
340,240   Carnival Corp.                                  $17,573,396
141,605   Marriott International, Inc. *                    9,685,782
                                                          $27,259,178
          Total Consumer Services                         $27,259,178
          Retailing - 7.0 %
          General Merchandise Stores - 1.9 %
330,680   Target Corp.                                    $17,988,992
          Home Improvement Retail - 2.2 %
311,425   Lowe's Companies, Inc.                          $21,232,957
          Specialty Stores - 2.9 %
1,152,527 Staples, Inc.                                   $28,283,013
          Total Retailing                                 $67,504,962
          Food & Drug Retailing - 2.0 %
          Drug Retail - 2.0 %
420,945   Walgreen Co.                                    $18,883,593
          Total Food & Drug Retailing                     $18,883,593
          Food, Beverage & Tobacco - 2.0 %
          Soft Drinks - 2.0 %
326,698   PepsiCo, Inc.                                   $19,311,119
          Total Food Beverage & Tobacco                   $19,311,119
          Household & Personal Products - 2.4 %
          Household Products - 2.4 %
389,330   Procter & Gamble Co.                            $23,332,547
          Total Household & Personal Products             $23,332,547
          Health Care Equipment & Services - 12.5 %
          Health Care Equipment - 6.4 %
333,360   Medtronic, Inc.                                 $17,984,772
459,455   Varian Medical Systems, Inc. *                   26,593,255
239,630   Zimmer Holdings, Inc. *                          16,577,603
                                                          $61,155,630
          Health Care Services - 2.7 %
528,200   Caremark Rx, Inc. *                             $26,277,950
          Health Care Supplies - 1.4 %
117,620   Alcon, Inc.                                     $13,545,119
          Managed Health Care - 2.0 %
333,080   United Healthcare Group, Inc.                   $19,395,248
          Total Health Care Equipment & Services          $120,373,947
          Pharmaceuticals & Biotechnology - 9.4 %
          Biotechnology - 4.6 %
218,765   Amgen, Inc. *                                   $16,514,570
318,020   Genentech, Inc. *                                27,251,134
                                                          $43,765,704
          Pharmaceuticals - 4.8 %
321,695   Johnson & Johnson                               $18,545,717
663,005   Teva Pharmaceutical Industries, Ltd.             27,839,580
                                                          $46,385,297
          Total Pharmaceuticals & Biotechnology           $90,151,001
          Banks - 2.2 %
          Diversified Banks - 2.2 %
693,705   U.S. Bancorp                                    $21,442,422
          Total Banks                                     $21,442,422
          Diversified Financials - 7.4 %
          Asset Management & Custody Banks - 2.2 %
166,470   Legg Mason, Inc.                                $21,739,317
          Consumer Finance - 3.8 %
311,425   American Express Co.                            $16,779,579
346,210   SLM Corp.                                        19,529,706
                                                          $36,309,285
          Diversified Financial Services - 1.4 %
284,200   Citigroup, Inc.                                 $13,178,354
          Total Diversified Financials                    $71,226,956
          Insurance - 2.0 %
          Life & Health Insurance - 2.0 %
410,585   Aflac, Inc.                                     $18,989,556
          Total Insurance                                 $18,989,556
          Software & Services - 8.7 %
          Internet Software & Services - 2.1 %
56,625    Google, Inc. *                                  $20,533,358
          It Consulting & Other Services - 2.4 %
392,220   Cognizant Tech Solutions Corp. *                $22,595,794
          Systems Software - 4.2 %
848,640   Microsoft Corp.                                 $22,828,416
1,406,665 Oracle Corp. *                                   17,470,779
                                                          $40,299,195
          Total Software & Services                       $83,428,347
          Technology Hardware & Equipment - 6.2 %
          Communications Equipment - 5.3 %
706,710   Comverse Technology, Inc. *                     $20,324,980
651,205   Qualcomm, Inc.                                   30,743,388
                                                          $51,068,368
          Computer Hardware - 0.9 %
131,885   Apple Computer, Inc. *                          $ 9,039,398
          Total Technology Hardware & Equipment           $60,107,766
          Semiconductors - 6.6 %
          Semiconductors - 6.6 %
527,650   Microchip Technology                            $18,573,280
421,930   Marvell Technology Group, Ltd. *                 25,830,555
641,770   Texas Instruments, Inc.                          19,156,835
                                                          $63,560,670
          Total Semiconductors                            $63,560,670
          TOTAL COMMON STOCKS
          (Cost   $778,571,684)                           $904,039,157

Principal
Amount
          TEMPORARY CASH INVESTMENTS - 7.7 %
          Repurchase Agreement - 6.6 %
63,800,000UBS Warburg, Inc., 4.45%, dated 2/28/06, repurch$63,800,000
 Shares
          Security Lending Collateral - 1.1 %
10,071,117Securities Lending Investment Fund, 4.49%       $10,071,117

          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost   $73,871,117)                            $73,871,117

          TOTAL INVESTMENT IN SECURITIES - 101.6%
          (Cost   $852,442,801) (a)                       $977,910,274

          OTHER ASSETS AND LIABILITIES - (1.6)%           $(14,758,306)

          TOTAL NET ASSETS - 100.0%                       $963,151,968

        * Non-income producing security

        (aAt February 28, 2006, the net unrealized gain on investments base

          Aggregate gross unrealized gain for all investmen $ 126,848,392

          Aggregate gross unrealized loss for all investmen      (3,678,641

          Net unrealized gain                               $ 123,169,751

        (b)At February 28, 2006, the following security was out on loan:

Shares                        Security                       Value
159,859   Danaher Corp.                                   $      9,684,258


           Pioneer Oak Ridge Small Cap Growth Fund
           Schedule of Investments  2/28/06 (unaudited)

Shares                                                     Value
           COMMON STOCKS - 93.6 %
           Energy - 6.6 %
           Oil & Gas Exploration & Production - 6.6 %
235,150    Denbury Resources, Inc. *                      6,666,503
341,000    Petrohawk Energy Corp. *                       4,306,830
277,800    Southwestern Energy Co. *                      8,914,602
                                                         19,887,935
           Total Energy                                  19,887,935
           Materials - 2.7 %
           Industrial Gases - 2.7 %
226,980    Airgas, Inc.                                   8,259,802
           Total Materials                                8,259,802
           Capital Goods - 6.9 %
           Industrial Machinery - 5.6 %
159,090    Gardner Denver, Inc. *                         9,761,762
150,435    Idex Corp.                                     7,108,054
                                                         16,869,816
           Trading Companies & Distributors - 1.3 %
100,000    Beacon Roofing Supply, Inc. *  (b)             3,926,000
           Total Capital Goods                           20,795,816
           Commercial Services & Supplies - 5.4 %
           Diversified Commercial Services - 3.1 %
130,165    CRA International, Inc. *                      6,085,214
189,515    Healthcare Services Group, Inc. (b)            3,498,447
                                                          9,583,661
           Environmental & Facilities Services - 2.3 %
188,590    Waste Connections, Inc. *                      6,909,938
           Total Commercial Services & Supplies          16,493,599
           Transportation - 4.4 %
           Air Freight & Couriers - 2.6 %
118,805    Hub Group, Inc. *                              4,954,169
27,360     UTI Worldwide, Inc.                            2,862,677
                                                          7,816,846
           Trucking - 1.8 %
283,395    Knight Transportation, Inc.                    5,608,387
           Total Transportation                          13,425,233
           Automobiles & Components - 1.7 %
           Auto Parts & Equipment - 1.7 %
230,900    LKQ Corp. *                                    5,084,418
           Total Automobiles & Components                 5,084,418
           Consumer Durables & Apparel - 4.1 %
           Footwear - 1.8 %
251,225    Wolverine World Wide, Inc.                     5,542,024
           Housewares & Specialties - 2.3 %
227,900    Jarden Corp. *  (b)                            6,834,721
           Total Consumer Durables & Apparel             12,376,745
           Consumer Services - 2.2 %
           Education Services - 2.2 %
123,725    Bright Horizons Family Solutions, Inc. *       4,146,025
50,865     Laureate Education, Inc. *                     2,633,790
                                                          6,779,815
           Total Consumer Services                        6,779,815
           Retailing - 1.6 %
           Specialty Stores - 1.6 %
93,820     Guitar Center, Inc. *  (b)                     4,856,123
           Total Retailing                                4,856,123
           Food & Drug Retailing - 2.2 %
           Food Distributors - 2.2 %
198,608    United Natural Foods, Inc. * (b)               6,605,702
           Total Food & Drug Retailing                    6,605,702
           Food, Beverage & Tobacco - 1.4 %
           Packaged Foods & Meats - 1.4 %
137,300    Peet's Coffee & Tea, Inc. *  (b)               4,110,762
           Total Food, Beverage & Tobacco                 4,110,762
           Household & Personal Products - 3.2 %
           Household Products - 3.2 %
136,240    Central Garden & Pet Co. *                     7,406,006
68,992     Church & Dwight Co., Inc.                      2,382,294
                                                          9,788,300
           Total Household & Personal Products            9,788,300
           Health Care Equipment & Services - 20.3 %
           Health Care Equipment - 9.2 %
150,670    ArthroCare Corp. * (b)                         6,805,764
102,800    Aspect Medical Systems, Inc. *                 2,754,012
34,740     Dade Behring Holdings, Inc.                    1,267,315
129,820    Iris International, Inc. *  (b)                2,950,809
217,285    Palomar Medical Technologies * (b)             6,942,256
81,900     Schick Technologies, Inc. *                    3,553,641
179,900    Symmetry Medical, Inc. *                       3,727,528
                                                         28,001,325
           Health Care Services - 7.3 %
133,825    American Healthways, Inc. *                    5,828,079
191,958    HealthExtras, Inc. * (b)                       5,943,020
114,520    Matria Healthcare, Inc. *                      4,955,280
377,060    Option Care, Inc. (b)                          5,286,381
                                                         22,012,760
           Health Care Supplies - 2.2 %
129,055    Haemonetics Corp. *                            6,685,049
           Managed Health Care - 1.6 %
157,200    National Medical Health Card Systems, Inc. *   4,755,300
           Total Health Care Equipment & Services        61,454,434
           Banks - 3.0 %
           Regional Banks - 3.0 %
111,490    East West Bancorp, Inc.                        4,202,058
132,635    PrivateBancorp, Inc. (b)                       5,030,846
                                                          9,232,904
           Total Banks                                    9,232,904
           Diversified Financials - 2.5 %
           Specialized Finance - 2.5 %
157,365    Portfolio Recovery Associates, Inc. *  (b)     7,696,722
           Total Diversified Financials                   7,696,722
           Insurance - 2.6 %
           Property & Casualty Insurance - 2.6 %
151,455    ProAssurance Corp. *                           7,768,127
           Total Insurance                                7,768,127
           Real Estate - 2.4 %
           Real Estate Management & Development - 2.4 %
106,795    Jones Lang LaSalle, Inc.                       7,227,886
           Total Real Estate                              7,227,886
           Software & Services - 17.3 %
           Application Software - 5.2 %
110,400    Ansys Inc. *                                   5,235,168
301,500    Informatica Corp. *                            4,830,030
26,900     The Ultimate Software Group, Inc. *              629,460
143,800    Verint Systems, Inc. *                         5,209,874
                                                         15,904,532
           Data Processing & Outsourced Services - 0.9 %
52,930     Global Payments, Inc.                          2,755,536
           Internet Software & Services - 4.7 %
183,200    aQuantive, Inc. *  (b)                         4,871,288
142,150    J2 Global Communications, Inc. *  (b)          6,197,740
165,100    Radvision, Ltd. *                              3,310,255
                                                         14,379,283
           IT Consulting & Other Services - 2.5 %
47,134     NCI, Inc. *                                      657,991
200,380    SRA International, Inc. *                      6,917,118
                                                          7,575,109
           Systems Software - 4.0 %
130,435    Micros Systems, Inc. *                         5,646,531
218,240    Progress Software Corp. *                      6,372,608
                                                         12,019,139
           Total Software & Services                     52,633,599
           Semiconductors - 3.1 %
112,642    Hittite Microwave Corp. *                      3,112,298
207,000    Microsemi Corp. *                              6,365,250
                                                          9,477,548
           Total Semiconductors                           9,477,548
           TOTAL COMMON STOCKS
           (Cost   $227,727,448)                         283,955,470

Principal
Amount
           TEMPORARY CASH INVESTMENTS - 5.7 %
           Repurchase Agreement - 5.7 %
17,200,000 UBS Warburg, Inc., 4.45%, dated 2/28/06, repur17,200,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost   $17,200,000)                          17,200,000

           TOTAL INVESTMENT IN SECURITIES - 99.3%
           (Cost   $244,927,448) (a)                     301,155,470

           OTHER ASSETS AND LIABILITIES - 0.7%           2,149,234

           TOTAL NET ASSETS - 100.0%                     303,304,704

         * Non-income producing security

        (a)At February 28, 2006, the net unrealized gain on investments based on co

           Aggregate gross unrealized gain for all invest $ 59,843,295

           Aggregate gross unrealized loss for all invest    (3,638,356)

           Net unrealized gain                            $ 56,204,939

        (b)At February 28, 2006, the following securities were out on loan:

Shares                        Security                     Value
109,820    aQuantive, Inc. *                                   2,920,114
119,500    ArthroCare Corp. *                                  5,397,815
95,000     Beacon Roofing Supply, Inc. *                       3,729,700
5,200      Guitar Center, Inc. *                                  269,152
162,200    Healthcare Services Group, Inc.                     2,994,212
177,500    HealthExtras, Inc. *                                5,495,400
21,500     Iris International, Inc. *                             488,695
106,637    J2 Global Communications, Inc. *                    4,649,373
92,764     Jarden Corp. *                                      2,781,992
358,207    Option Care, Inc.                                   5,022,062
134,378    Palomar Medical Technologies *                      4,293,377
67,200     Peet's Coffee & Tea, Inc. *                         2,011,968
149,400    Portfolio Recovery Associates, Inc. *               7,307,154
92,800     PrivateBancorp, Inc.                                3,519,904
188,000    United Natural Foods, Inc. *                        6,252,880
           Total                                             57,133,798




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 28, 2006

* Print the name and title of each signing officer under his or her signature.